CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Income before taxation for the period	$ 32,627	$ 64,815	$ 29,829
Adjustment for:
Interest expense (net)	2,360	2,135	3,096
Depreciation, depletion and amortisation	31,290	18,529	26,921
Exploration well write-offs	868	881	639
Net gains on sale and revaluation of non-current assets and businesses	(246)	(642)	(5,995)
Share of profit of joint ventures and associates	(3,725)	(3,972)	(4,097)
Dividends received from joint ventures and associates	3,674	4,398	3,929
Decrease/(increase) in inventories	6,325	(8,360)	(7,319)
Decrease/(increase) in current receivables	12,401	(8,989)	(20,567)
(Decrease)/increase in current payables	(10,888)	11,915	17,519
Derivative financial instruments	(5,723)	(2,619)	5,882
Retirement benefits	(37)	417	16
Decommissioning and other provisions	(473)	35	(76)
Other	(550)	2,991	803
Tax paid	(13,712)	(13,120)	(5,476)
Cash flow from operating activities	54,191	68,414	45,104
Capital expenditure	(22,993)	(22,600)	(19,000)
Investments in joint ventures and associates	(1,202)	(1,973)	(479)
Investment in equity securities	(197)	(260)	(218)
Proceeds from sale of property, plant and equipment and businesses	2,565	1,431	14,233
Proceeds from joint ventures and associates from sale, capital reduction and repayment of long-term loans	474	511	584
Proceeds from sale of equity securities	51	117	296
Interest received	2,124	906	423
Other investing cash inflows	4,269	2,060	2,928
Other investing cash outflows	(2,825)	(2,640)	(3,528)
Cash flow from investing activities	(17,734)	(22,448)	(4,761)
Net (decrease)/increase in debt with maturity period within three months	(211)	318	14
Other debt:
New borrowings	1,029	269	1,791
Repayments	(10,650)	(8,459)	(21,534)
Interest paid	(4,441)	(3,677)	(4,014)
Derivative financial instruments	723	(1,799)	(1,165)
Change in non-controlling interest	(22)	(1,965)	19
Cash dividends paid to:
Shell plc shareholders	(8,393)	(7,405)	(6,253)
Non-controlling interest	(764)	(206)	(348)
Repurchases of shares	(14,617)	(18,437)	(2,889)
Shares held in trust: net purchases and dividends received	(889)	(593)	(285)
Cash flow from financing activities	(38,235)	(41,954)	(34,664)
Effects of exchange rate changes on cash and cash equivalents	306	(736)	(539)
(Decrease)/increase in cash and cash equivalents	(1,472)	3,276	5,140
Cash and cash equivalents at beginning of year	40,246	36,970	31,830
Cash and cash equivalents at end of year	$ 38,774	$ 40,246	$ 36,970